Income Tax (Details) - Schedule of reconciliation of the federal income tax effective rate	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of The Federal Income Tax Effective Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Change in FV of Warrant Liability					20.44%	0.00%
Change in valuation allowance					(41.44%)	(21.00%)
Income tax provision	4.96%	0.00%	7.20%	0.00%	0.00%	0.00%